Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of RSUs and share options that may be issued under the combined plans as a percentage of company's issued and outstanding common shares						20.00%
Stock options granted		275,000		1,301,782		3,068,218	1,275,000
Share-based compensation				$ 9,035	$ 185	$ 1,508	$ 378
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation option, maximum term	10 years
Share based compensation option, exercisable period						90 days
Intrinsic value of options exercised				2,700	1,500	$ 600	0
Intrinsic value for all in-the-money vested outstanding stock options		$ 6,900		6,900		400	500
Share-based compensation		1,100	$ 100	$ 3,700	$ 100	$ 1,100	$ 300
Forfeiture rate				0.00%		0.00%	0.00%
Intrinsic value of in-the-money outstanding stock options assuming all outstanding stock options were vested		$ 22,400		$ 22,400
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period						3 years
Share based compensation award, description						The participant is to receive the benefit on, or as soon as practicable after, the vesting date, but in no event later than 90 days after the vesting date.
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period		1 year
Stock options granted		75,000				1,900,000
Share-based Compensation Award, Tranche One [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period						1 year
Share-based Compensation Award, Tranche One [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period						3 years
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period		3 years				1 month
Stock options granted		200,000				1,200,000